Intangible assets and goodwill - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 8,414	€ 8,506
Balance at end of period	12,639	8,414	€ 8,506
Total intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,690	8,763
Acquisition of CCL	4,285
Additions	105	60
Disposals	(23)	(34)
Transfers and reclassifications	0	0
Assets held for sale	(189)
Currency translation adjustments	126	(99)
Balance at end of period	12,994	8,690	8,763
Total intangibles | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(276)	(257)
Amortisation expense	(89)	(62)
Disposals	20	34
Currency translation adjustments	(10)	9
Balance at end of period	(355)	(276)	(257)
TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,078	8,165
Balance at end of period	12,008	8,078	8,165
TCCC franchise intangible | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,078	8,165
Acquisition of CCL	3,822
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Assets held for sale	0
Currency translation adjustments	108	(87)
Balance at end of period	12,008	8,078	8,165
TCCC franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Balance at end of period	22	0	0
Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Acquisition of CCL	211
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Assets held for sale	(189)
Currency translation adjustments	0	0
Balance at end of period	22	0	0
Brands | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	149	111
Balance at end of period	274	149	111
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	382	333
Acquisition of CCL	55
Additions	65	34
Disposals	(23)	(34)
Transfers and reclassifications	74	61
Assets held for sale	0
Currency translation adjustments	18	(12)
Balance at end of period	571	382	333
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(233)	(222)
Amortisation expense	(75)	(54)	(44)
Disposals	20	34
Currency translation adjustments	(9)	9
Balance at end of period	(297)	(233)	(222)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	118	126
Balance at end of period	144	118	126
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	161	161
Acquisition of CCL	37
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Assets held for sale	0
Currency translation adjustments	(1)	0
Balance at end of period	197	161	161
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(43)	(35)
Amortisation expense	(9)	(8)	(8)
Disposals	0	0
Currency translation adjustments	(1)	0
Balance at end of period	(53)	(43)	(35)
Non-TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Balance at end of period	144	0	0
Non-TCCC franchise intangible | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Acquisition of CCL	149
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Assets held for sale	0
Currency translation adjustments	0	0
Balance at end of period	149	0	0
Non-TCCC franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	(5)	0
Disposals	0	0
Currency translation adjustments		0
Balance at end of period	(5)	0	0
Assets under construction
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	69	104
Balance at end of period	47	69	104
Assets under construction | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	69	104
Acquisition of CCL	11
Additions	40	26
Disposals	0	0
Transfers and reclassifications	(74)	(61)
Assets held for sale	0
Currency translation adjustments	1	0
Balance at end of period	47	69	104
Assets under construction | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,517	2,520
Balance at end of period	4,623	2,517	2,520
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,517	2,520
Acquisition of CCL	2,097
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Assets held for sale	0
Currency translation adjustments	9	(3)
Balance at end of period	4,623	2,517	2,520
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	€ 0	€ 0	€ 0